BALANCE SHEETS - USD ($)	May. 31, 2015	May. 31, 2014
CURRENT ASSETS:
Cash and cash equivalents	$ 928,279	$ 1,614,758
Prepaid expenses	56,431	45,327
Total current assets	984,710	1,660,085
OTHER ASSETS:
Intellectual technology property, net of accumulated amortization of $15,108 and $14,088 as of May 31, 2015 and May 31, 2014, respectively	4,427	5,447
Total other assets	4,427	5,447
Total Assets	989,137	1,665,532
CURRENT LIABILITIES:
Accounts payable	494,954	412,718
Accrued expenses	59,701	40,135
Total current liabilities	554,655	452,853
LONG TERM LIABILITIES:
Senior Secured Note - related party	12,524,366	9,000,000
Senior Secured Note Accrued Interest - related party	498,570	397,168
Total liabilities	13,577,591	9,850,021
STOCKHOLDERS' (DEFICIT)
Preferred stock, par value $0.00001, 1,000,000 shares authorized; none issued and outstanding	0	0
Common stock, par value $0.00001, 100,000,000 shares authorized; 28,767,582 and 28,767,582 shares issued and outstanding, respectively	288	288
Additional paid in capital	72,618,336	65,402,505
Accumulated deficit	(85,207,078)	(73,587,282)
Total stockholders’ (deficit)	(12,588,454)	(8,184,489)
Total liabilities and stockholders’ (deficit)	$ 989,137	$ 1,665,532